Transactions with Related Parties - Correspondent Production Activities - Additional Information (Detail) - USD ($)			12 Months Ended
	Sep. 12, 2016	Sep. 11, 2016	Dec. 31, 2016
Mortgage Loans on Real Estate [Line Items]
Servicing agreement expiration date			Sep. 12, 2020
Renewal period of servicing agreement			18 months
Minimum [Member]
Mortgage Loans on Real Estate [Line Items]
Interest income and sourcing fee			2.00%
Maximum [Member]
Mortgage Loans on Real Estate [Line Items]
Interest income and sourcing fee			3.50%
PennyMac Financial Services, Inc. [Member] | Conventional mortgage loan [Member]
Mortgage Loans on Real Estate [Line Items]
Basis point for fulfillment fee		0.50%
PennyMac Financial Services, Inc. [Member] | Ginnie Mae Mortgage-Backed Securities [Member]
Mortgage Loans on Real Estate [Line Items]
Basis point for fulfillment fee		0.88%
PennyMac Financial Services, Inc. [Member] | Other mortgage loans [Member]
Mortgage Loans on Real Estate [Line Items]
Basis point for fulfillment fee		0.50%
PennyMac Loan Services, LLC [Member] | Other mortgage loans [Member]
Mortgage Loans on Real Estate [Line Items]
Basis point for fulfillment fee	0.85%
PennyMac Loan Services, LLC [Member] | Fannie Mae or Freddie Mac mortgage loans [Member]
Mortgage Loans on Real Estate [Line Items]
Basis point for fulfillment fee	0.35%
Mortgage banking services [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan fees per annum			$ 1,500
Mortgage loan fees per loan			$ 35
Servicing agreement expiration date			Sep. 12, 2020
Renewal period of servicing agreement			18 months
Warehouse services [Member]
Mortgage Loans on Real Estate [Line Items]
Servicing agreement expiration date			Sep. 12, 2020
Renewal period of servicing agreement			18 months